Derivatives	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
DERIVATIVES

7. DERIVATIVES

The Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings.

The Company uses interest rate swap contracts to hedge variable interest payments due on loans associated with aircraft with fixed rate rentals. The swap contracts allow the Company to pay fixed interest rates and receive variable interest rates with the swap counterparty based on the one-month LIBOR on the notional amounts over the life of the contracts. The notional amounts decrease over time. As of December 31, 2011 and 2010, the Company had interest rate swap contracts with notional amounts aggregating $1,187.6 million and $1,108.8 million, respectively. Six of the interest rate swap contracts were assumed in connection with the acquisition of the GAAM Portfolio. The unrealized fair market value loss on the interest rate swap contracts, reflected as derivative liabilities, was $94.2 million and $82.4 million as of December 31, 2011 and 2010, respectively.

To mitigate its exposure to foreign currency exchange fluctuations, the Company enters into cross currency coupon swap contracts in conjunction with leases in which a portion or all of the lease rentals are denominated in currency other than U.S. dollars (“USD”). Pursuant to such cross currency swaps, the Company receives USD based on a fixed conversion rate through the maturity date of the respective swap contract. Seven of the cross currency swap contracts were assumed in connection with the acquisition of the GAAM Portfolio. As of December 31, 2011 and 2010, the unrealized fair market value gain on the Euro cross currency swap contracts, reflected as a derivative asset, was $4.0 million and $2.2 million, respectively. The unrealized fair market value loss on the Australian dollar (“AUD”) cross currency swap contracts, reflected as derivative liabilities, was $4.3 million as of December 31, 2011.

The Company determines the fair value of derivative instruments using a discounted cash flow model. The model incorporates an assessment of the risk of non-performance by the swap counterparty in valuing derivative assets and an evaluation of the Company’s credit risk in valuing derivative liabilities.

The Company considers in its assessment of non-performance risk, if applicable, netting arrangements under master netting agreements, any collateral requirement, and the derivative payment priority in the Company’s debt agreements. The valuation model uses various inputs including contractual terms, interest rate curves, credit spreads and measures of volatility.

Designated Derivatives

Most of the Company’s interest rate and foreign currency derivatives have been designated as cash flow hedges. The effective portion of changes in fair value of these derivatives are recorded as a component of accumulated other comprehensive income, net of a provision for income taxes. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. For the period ended December 31, 2011, the Company recorded a net unrealized loss of $5.0 million, after the applicable net tax benefit of $0.5 million. For the period ended December 31, 2010, the Company recorded a net unrealized loss of $12.9 million, after the applicable net tax benefit of $1.8 million. For the period ended December 31, 2009, the Company recorded a net unrealized gain of $40.0 million, after the applicable net tax provision of $5.7 million. (See Note 15.)

As of December 31, 2011, the Company had the following designated derivative instruments classified as derivative liabilities on the balance sheet (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Deferred Tax Benefit	Loss Recognized in Accumulated Comprehensive Loss	Gain (Loss) Recognized into Earnings
Interest rate swap contacts	22	10/15/2012 - 04/14/2018	1.98% - 4.93%	$1,103,822	$(94,729)	$6,238	$(88,491)	$12,093	$(72,209)	$(38)
Accrued interest					(1,844)		(1,844)
Terminated contracts	2			—	—	—	—	(227)	1,592	316

Total – designated derivative liabilities	24			$1,103,822	$(96,573)	$6,238	$(90,335)	$11,866	$(70,617)	$278

As of December 31, 2011, the Company had the following designated derivative instruments classified as derivative assets on the balance sheet (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Contracted Fixed Conversion Rate to U.S. Dollar	Swap Contract Notional Amount	Fair Market Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Asset	Deferred Tax Liability	Gain Recognized in Accumulated Comprehensive Income	Gain Recognized into Earnings
Cross currency swap contracts	2	4/8/2013	1EURO to $1.4224 - $1.4434	$618	$907	$(12)	$895	$(112)	$456	$—

Total – designated derivative assets	2			$618	$907	$(12)	$895	$(112)	$456	$—

Undesignated Derivatives

Derivatives not designated as cash-flow hedges are also used to manage the Company’s exposure to identified risks, such as foreign currency exchange fluctuations. These derivatives may not meet the strict hedge accounting requirements of the accounting policy for derivative instruments and hedging activities. Changes in the fair value of these derivatives are recorded directly into income.

Interest rate and cross currency swap contracts assumed in connection with the acquisition of the GAAM Portfolio have historically qualified for hedge accounting treatment. However, due to interest and foreign currency exchange rates of the underlying contracts being significantly different from market rates at the acquisition date, some of these contracts no longer qualified and had to be de-designated. The Company also has swap contracts that have been de-designated due to the sale of aircraft, repayment of principal on the associated debt and the discontinuation of the associated cash flows.

As of December 31, 2011, the Company had the following undesignated derivative liabilities (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Contracted Fixed Conversion Rate to U.S. Dollar	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Gain (Loss) Recognized into Earnings
Interest rate swap contacts	2	10/15/2012 - 03/15/2018	2.30% - 3.31%	—	$83,747	$(4,054)	$254	$(3,800)	$(3,800)
Cross currency swap contracts	3	10/23/2012 - 01/23/2014	—	1AUD to $0.7803 - $0.7925	1,169	(4,385)	130	(4,255)	1,084
Accrued interest					—	(96)		(96)	(96)

Total – non-designated derivative liabilities	5				$84,916	$(8,535)	$384	$(8,151)	$(2,812)

As of December 31, 2011, the Company had the following undesignated derivative assets (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Contracted Fixed Conversion Rate to U.S. Dollar	Fair Market Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Gain Recognized into Earnings
Cross currency swap contracts	3	07/24/2012 - 01/15/2016	1EURO to $1.4222 - $1.4769	$3,354	$(226)	$3,128	$2,666

Total – non-designated derivative liabilities	3			$3,354	$(226)	$3,128	$2,666

Terminated Derivatives

In 2010 and 2011, the Company terminated two interest rate swap contracts and received settlement proceeds totaling $2.1 million which are being amortized over the original term of the contracts, as a reduction to interest expense. The amounts from the terminated interest rate swap contracts that will be amortized into interest expense for the next five years and thereafter is as follows:

Year ending December 31,	(Dollars in thousands)
2012	$331
2013	310
2014	287
2015	262
2016	236
Thereafter	393

Total future amortization of terminated interest rate swap contract	$1,819

During 2008, the Company terminated a cross currency swap contract and received settlement proceeds totaling $2.1 million which is being amortized into operating lease revenue through April 15, 2016, the original contract maturity date. As of December 31, 2011, the remaining amount of $1.1 million has been fully amortized.